November 25, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:   WisdomTree Trust (File Nos. 333-132380 and 811-21864)

         Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, WisdomTree Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 380 (“PEA No. 380”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 380 is to introduce the WisdomTree Europe Hedged SmallCap Equity Fund as a new series of the Trust.

Please direct any questions or comments you may have to my attention at the address listed below. In addition, please feel free to contact me at 202.373.6070 with your questions or comments.

Best regards,

/s/ K. Michael Carlton K. Michael Carlton